Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.39%
Advertising–0.49%
Trade Desk, Inc. (The), Class A(b)	542,877	$27,523,864
Aerospace & Defense–0.81%
Howmet Aerospace, Inc.	1,112,890	45,283,494
Apparel, Accessories & Luxury Goods–0.71%
lululemon athletica, inc.(b)	130,100	39,925,088
Application Software–12.33%
Bill.com Holdings, Inc.(b)(c)	283,828	32,816,193
Cadence Design Systems, Inc.(b)	487,503	89,130,174
Fair Isaac Corp.(b)	51,890	34,556,146
HubSpot, Inc.(b)	126,739	43,979,700
Manhattan Associates, Inc.(b)	678,214	88,411,977
Paycom Software, Inc.(b)	139,067	45,049,364
Paylocity Holding Corp.(b)	663,533	138,207,289
Roper Technologies, Inc.	200,463	85,547,585
Synopsys, Inc.(b)	376,595	133,220,481
		690,918,909
Asset Management & Custody Banks–2.43%
Ameriprise Financial, Inc.	219,936	77,003,993
Ares Management Corp., Class A	360,469	29,915,322
KKR & Co., Inc., Class A	527,416	29,435,087
		136,354,402
Auto Parts & Equipment–0.40%
Mobileye Global, Inc., Class A (Israel)(b)	575,155	22,200,983
Automotive Retail–1.73%
O’Reilly Automotive, Inc.(b)	122,388	96,974,132
Biotechnology–2.09%
Alnylam Pharmaceuticals, Inc.(b)(c)	213,824	48,409,753
BioMarin Pharmaceutical, Inc.(b)	127,226	14,675,519
Neurocrine Biosciences, Inc.(b)	364,847	40,472,478
Sarepta Therapeutics, Inc.(b)(c)	110,674	13,830,930
		117,388,680
Building Products–1.09%
Trane Technologies PLC	340,256	60,946,655
Casinos & Gaming–0.50%
Las Vegas Sands Corp.(b)	478,647	28,240,173
Communications Equipment–3.13%
Arista Networks, Inc.(b)	458,146	57,735,559
Motorola Solutions, Inc.	458,217	117,766,351
		175,501,910
Construction & Engineering–3.49%
Quanta Services, Inc.(c)	535,036	81,427,129
Valmont Industries, Inc.	91,519	30,176,560
WillScot Mobile Mini Holdings Corp.(b)	1,734,703	84,063,707
		195,667,396
Construction Materials–0.76%
Vulcan Materials Co.	231,302	42,404,596
Shares		Value
Copper–0.48%
Freeport-McMoRan, Inc.	606,592	$27,066,135
Data Processing & Outsourced Services–1.14%
ExlService Holdings, Inc.(b)(c)	373,768	63,764,821
Distributors–1.17%
Genuine Parts Co.	392,240	65,825,717
Electrical Components & Equipment–3.19%
AMETEK, Inc.	561,716	81,403,882
Hubbell, Inc.	297,014	67,989,475
Rockwell Automation, Inc.	103,399	29,161,620
		178,554,977
Environmental & Facilities Services–0.86%
Waste Connections, Inc.	360,742	47,942,612
Fertilizers & Agricultural Chemicals–0.95%
FMC Corp.	398,826	53,095,705
Financial Exchanges & Data–2.28%
FactSet Research Systems, Inc.	139,546	59,019,585
MSCI, Inc.	129,814	69,003,930
		128,023,515
Footwear–1.09%
Deckers Outdoor Corp.(b)(c)	143,201	61,215,564
Health Care Distributors–1.78%
AmerisourceBergen Corp.	336,941	56,929,551
McKesson Corp.	112,529	42,612,482
		99,542,033
Health Care Equipment–5.59%
DexCom, Inc.(b)	597,903	64,029,432
IDEXX Laboratories, Inc.(b)	114,387	54,962,954
Inspire Medical Systems, Inc.(b)	85,516	21,640,679
Insulet Corp.(b)(c)	346,510	99,559,253
ResMed, Inc.	181,325	41,409,190
Shockwave Medical, Inc.(b)	168,271	31,623,169
		313,224,677
Health Care Technology–0.30%
Doximity, Inc., Class A(b)(c)	471,166	16,618,025
Homebuilding–1.46%
D.R. Horton, Inc.	826,590	81,576,167
Hotels, Resorts & Cruise Lines–1.35%
Hilton Worldwide Holdings, Inc.	521,182	75,618,296
Industrial Machinery–3.27%
IDEX Corp.	298,279	71,491,511
Lincoln Electric Holdings, Inc.	173,268	28,913,231
Parker-Hannifin Corp.	86,424	28,174,224
RBC Bearings, Inc.(b)(c)	79,289	19,344,137
Xylem, Inc.	340,039	35,367,457
		183,290,560

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–2.02%
Arthur J. Gallagher & Co.(c)	578,207	$113,166,674
Interactive Media & Services–0.56%
Pinterest, Inc., Class A(b)	1,193,798	31,384,949
Internet Services & Infrastructure–0.53%
MongoDB, Inc.(b)	139,098	29,796,183
Investment Banking & Brokerage–1.10%
LPL Financial Holdings, Inc.	260,869	61,857,257
IT Consulting & Other Services–3.58%
Amdocs Ltd.	757,751	69,660,049
Gartner, Inc.(b)	387,313	130,966,018
		200,626,067
Life Sciences Tools & Services–4.39%
Agilent Technologies, Inc.	542,089	82,440,895
Mettler-Toledo International, Inc.(b)	63,818	97,827,889
Repligen Corp.(b)(c)	355,990	65,964,947
		246,233,731
Managed Health Care–2.64%
Humana, Inc.	124,183	63,544,441
Molina Healthcare, Inc.(b)	271,331	84,609,146
		148,153,587
Movies & Entertainment–0.94%
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	745,029	52,748,053
Oil & Gas Exploration & Production–0.89%
Diamondback Energy, Inc.(c)	342,035	49,978,154
Oil & Gas Storage & Transportation–3.04%
Cheniere Energy, Inc.	882,083	134,773,462
Targa Resources Corp.	472,957	35,481,234
		170,254,696
Packaged Foods & Meats–0.52%
Lamb Weston Holdings, Inc.	291,621	29,130,022
Paper Packaging–0.80%
Avery Dennison Corp.	237,820	45,052,621
Pharmaceuticals–0.51%
Royalty Pharma PLC, Class A(c)	725,237	28,422,038
Property & Casualty Insurance–0.55%
W.R. Berkley Corp.	436,745	30,633,294
Research & Consulting Services–2.51%
Booz Allen Hamilton Holding Corp.	547,625	51,827,230
CoStar Group, Inc.(b)	1,136,970	88,569,963
		140,397,193
Restaurants–1.75%
Chipotle Mexican Grill, Inc.(b)	59,479	97,925,036
Semiconductors–4.96%
First Solar, Inc.(b)(c)	237,777	42,229,195
GLOBALFOUNDRIES, Inc.(b)(c)	679,680	40,291,430
Lattice Semiconductor Corp.(b)(c)	920,898	69,794,860
Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.(c)	230,293	$98,233,782
STMicroelectronics N.V., New York Shares (Singapore)	584,973	27,622,425
		278,171,692
Soft Drinks–1.36%
Monster Beverage Corp.(b)	730,265	76,005,981
Specialized REITs–1.16%
SBA Communications Corp., Class A	217,911	64,835,060
Specialty Chemicals–0.58%
Albemarle Corp.	114,701	32,282,596
Specialty Stores–4.50%
Five Below, Inc.(b)(c)	223,971	44,151,403
Tractor Supply Co.	376,189	85,767,330
Ulta Beauty, Inc.(b)	238,325	122,489,517
		252,408,250
Steel–0.55%
Steel Dynamics, Inc.	254,883	30,749,085
Trading Companies & Distributors–1.60%
United Rentals, Inc.(b)	203,699	89,821,074
Trucking–2.48%
J.B. Hunt Transport Services, Inc.	220,206	41,629,944
Old Dominion Freight Line, Inc.	291,244	97,054,151
		138,684,095
Total Common Stocks & Other Equity Interests (Cost $4,798,240,675)		5,513,406,474
Money Market Funds–1.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	25,656,505	25,656,505
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	18,321,400	18,326,897
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	29,321,720	29,321,720
Total Money Market Funds (Cost $73,305,122)		73,305,122
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $4,871,545,797)		5,586,711,596
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.17%
Invesco Private Government Fund, 4.36%(d)(e)(f)	49,640,191	49,640,191
Invesco Private Prime Fund, 4.59%(d)(e)(f)	128,019,360	128,057,764
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $177,698,463)		177,697,955
TOTAL INVESTMENTS IN SECURITIES–102.87% (Cost $5,049,244,260)		5,764,409,551
OTHER ASSETS LESS LIABILITIES—(2.87)%		(160,803,161)
NET ASSETS–100.00%		$5,603,606,390
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,857,341	$229,419,930	$(283,620,766)	$-	$-	$25,656,505	$392,579
Invesco Liquid Assets Portfolio, Institutional Class	73,994,709	163,871,379	(219,543,323)	(22,683)	26,815	18,326,897	339,049
Invesco Treasury Portfolio, Institutional Class	91,265,533	262,194,205	(324,138,018)	-	-	29,321,720	449,383
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	80,573,512	115,658,852	(146,592,173)	-	-	49,640,191	492,620*
Invesco Private Prime Fund	207,131,108	281,626,492	(360,723,770)	(17)	23,951	128,057,764	1,349,824*
Total	$532,822,203	$1,052,770,858	$(1,334,618,050)	$(22,700)	$50,766	$251,003,077	$3,023,455

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,513,406,474	$—	$—	$5,513,406,474
Money Market Funds	73,305,122	177,697,955	—	251,003,077
Total Investments	$5,586,711,596	$177,697,955	$—	$5,764,409,551
Invesco Discovery Mid Cap Growth Fund